OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Supplemental Cash Flow Information Relating To Operating Leases
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	17,528	14,686
Right-of-use assets obtained in exchange for operating lease liabilities	46,551	—

Operating Leases Supplementary Balance Sheet Information
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Right-of-use assets	43,043	11,324
Operating lease liabilities - current	17,559	6,988
Operating lease liabilities – non-current	27,734	8,309

Total lease liabilities	45,293	15,297

Weighted average remaining lease term	3	1.7
Weighted average discount rate	4.75%	4.75%

Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities are as follows:

As of December 31, 2020
RMB
2021	7,316
2022	5,392
2023	3,454
2024	61
2025	—

Total operating lease payments	16,223
Less: imputed interest	(926)

Total	15,297